CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Consolidated net income	¥ 92,863	¥ 78,088	¥ 58,777
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	55,298	45,087	39,497
Amortization	9,438	8,317	6,814
Gain from marketable securities, net	(946)	(70)	(245)
Loss (gain) on sales, disposal or impairment of property, plant and equipment	23	(275)	534
Deferred income taxes	2,036	6,523	9,146
Equity in net loss (income) of affiliated companies	(1)	(29)	25
Foreign currency adjustments	(14)	1,634	(3,498)
Accrual for pension and severance costs, net payments	151	1,583	(4,240)
Changes in operating assets and liabilities:
Increase in notes and accounts receivable	(5,163)	(20,109)	(19,957)
Increase in inventories	(6,722)	(29,565)	(10,070)
Increase (decrease) in notes and accounts payable	(6,897)	10,054	14,299
Increase (decrease) in accrued income taxes	(391)	220	3,899
Other	7,935	(9,583)	(7,762)
Net cash provided by operating activities	147,610	91,875	87,219
Cash flows from investing activities:
Additions to property, plant and equipment	(81,918)	(58,042)	(40,297)
Proceeds from sales of property, plant and equipment	1,437	3,110	2,601
Purchases of marketable securities	(507)	(6)	(309)
Proceeds from sales or redemption of marketable securities	1,319	68	1,059
Acquisitions of business, net of cash acquired	(9,665)	(27,343)	(23,350)
Proceeds from sales of business, net of cash divested		3,381	210
Other	(5,981)	(2,398)	(3,092)
Net cash used in investing activities	(95,315)	(81,230)	(63,178)
Cash flows from financing activities:
(Decrease) increase in short-term borrowings	32,412	29,592	(11,821)
Proceeds from issuance of long-term debt	37,903	78	30,000
Repayments of long-term debt	(26,210)	(30,104)	(34,323)
Proceeds from issuance of corporate bonds			50,000
Redemption of corporate bonds			(4,250)
Purchases of treasury stock	(12,133)	(2,159)	(2,838)
Payments for additional investments in subsidiaries	(191)	(292)	(217)
Dividends paid to shareholders of Nidec Corporation	(23,690)	(15,859)	(11,425)
Other	(316)	(764)	(1,655)
Net cash provided by (used in) financing activities	7,775	(19,508)	13,471
Effect of exchange rate changes on cash and cash equivalents	(24,030)	31,025	16,808
Net increase in cash and cash equivalents	36,040	22,162	54,320
Cash and cash equivalents at beginning of year	269,902	247,740	193,420
Cash and cash equivalents at end of year	¥ 305,942	¥ 269,902	¥ 247,740